Earnings Per Share - Summary of Reconciliation of Earnings to Headline Earnings (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Headline Earnings Loss [Abstract]
Earnings per share, basic	£ 2,690	£ 2,261	£ 37,485
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets	29	59	144
Effect of gains on disposal of property, plant and equipment and held-for-sale assets	(5)	(8)	(35)
Effect of share of associates’ gain on disposal of asset held-for-sale, and effect of issue of shares and change in shareholding in associate	(27)	34	(29)
Gain on deemed disposal of an associate (RAI)			(23,288)
Other	(10)		27
Headline earnings, diluted	£ 2,677	£ 2,346	£ 14,304